Financial Instruments and Risks - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Non-current portion of borrowings		$ 457,000
Outstanding borrowings	$ 0.0	3,330,000	$ 3,838,000
Transfers between Level 1 and Level 2, assets	0
Transfers between Level 1 and Level 2, liabilities	0
Transfers between Level 2 and Level 1, assets	0
Transfers between Level 2 and Level 1, liabilities	0
Transfers into Level 3, assets	0
Transfers out of Level 3, assets	0
Transfers into Level 3, liabilities	0
Transfers out of Level 3, liabilities	0
Cash and cash equivalents	$ 192,962,000	74,625,000	$ 18,069,000	$ 53,907,000
Interest Rate Risk | Minimum
Disclosure Of Financial Instruments [Line Items]
Interest rate	0.00%
Interest Rate Risk | Maximum
Disclosure Of Financial Instruments [Line Items]
Interest rate	1.175%
Cash And Cash Equivalents, Term Deposits and Short-term Investments
Disclosure Of Financial Instruments [Line Items]
Maximum exposure to credit risk	$ 115,000.0	45,700
Gross Carrying Amount
Disclosure Of Financial Instruments [Line Items]
Current portion of borrowings	0.0	2,900,000
Non-current portion of borrowings	0.0	500,000
Fair Value
Disclosure Of Financial Instruments [Line Items]
Outstanding borrowings	$ 0.0	$ 3,300,000